REDEEMABLE PREFERRED SHARES (Detail Textuals 1) - USD ($)	1 Months Ended
	Dec. 30, 2016	Dec. 31, 2011
Redeemable Preferred Shares [Line Items]
Amount owed to related party	$ 7,863,855
Dividend discharged from companys debt obligations	$ 734,228
Class A Preferred Shares
Redeemable Preferred Shares [Line Items]
Number of shares issued	7,863,855
Per share price of shares issued	$ 1.00
Private placement | President and Chief Executive Officer | Class A Preferred Shares
Redeemable Preferred Shares [Line Items]
Number of shares issued		1,000,000
Per share price of shares issued		$ 1.00
Proceeds from issuance of private placement		$ 1,000,000
Principal amount of a debenture and accrued interest converted into shares		1,027,945
Preferred stock, conversion price (in dollars per share)		$ 1.00